Certain relationships and related party transactions - Schedule of allowance for loan losses on the Promissory Notes (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Beginning balance	$ 30.0	$ 127.7
Provision for loan losses		19.4
Reversal of allowance		(117.1)
Net reversal of allowance for loan losses		(97.7)
Write offs	(30.0)
Ending balance		$ 30.0